Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Statement of changes in equity [abstract]
Schedule of capital components

	2018 $	2017 $
Cash and cash equivalents	13,699,881	11,836,119
Shareholders’ equity	6,195,363	8,283,846